Commitments and Related Party Transactions (Tables) (Altruis Benefit Consultants, Inc.)	12 Months Ended
Dec. 31, 2018
Altruis Benefit Consultants Inc [Member]
Schedule of Future Minimum Lease Payments	The Company’s approximate future minimum payment obligations under the lease commitments are as follows:
Years ending December 31,
2019	$54,000
2020	54,000
2021	23,000
Total	$131,000